Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Jun. 30, 2017 USD ($) Segment	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	2
Revenues	$ 637,317	$ 600,194
Goodwill	141,454	141,669	$ 134,939
Oil and gas interests, net		5,398
Oil and gas
Segment Reporting Information [Line Items]
Revenues	1,306	1,387
Oil and gas | United States
Segment Reporting Information [Line Items]
Revenues	1,300	1,400
Goodwill	$ 0	0
Oil and gas interests, net		$ 5,400